SUBSEQUENT EVENT (Details Narrative)	1 Months Ended		12 Months Ended
	Feb. 28, 2022	Oct. 25, 2021 USD ($)	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CAD ($)	Feb. 01, 2022 USD ($)
Statement [Line Items]
Promissory Note						$ 10,000
Maturity Date	Jul. 01, 2022
Interest Or Principal Bearing Interest Rate	3.00%
Proceeds From Issuance Of Convertible Notes			$ 536,517		$ 403,600
Convertible Promissory Note
Statement [Line Items]
Proceeds From Issuance Of Convertible Notes			$ 490,448
Subsequent Event [Member] | Convertible Promissory Note
Statement [Line Items]
Proceeds From Issuance Of Convertible Notes				$ 161,250
Common Stock Issued On Conversion Of Convertible Notes | shares			149,440,803	149,440,803
Subsequent Events [Member]
Statement [Line Items]
Interest Or Principal Bearing Interest Rate		22.00%
Convertible Promissory Note Issued Value		$ 77,500
Class A Common Shares Issued | shares			24,043,715	24,043,715
Proceeds From Convertible Promissory Note Issued		$ 70,000
Lowest Closing Bid Price Percentage Rate		61.00%
Convertible Promissory Note Bearing Interest Rate Per Annum Percentage		12.00%
Range Of Prepayment Premium Percentage		15% and 40%